LOANS AND FINANCING - Additional Disclosures (Details) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Apr. 30, 2018 BRL (R$)	Mar. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Oct. 31, 2017 USD ($) tranche	Oct. 31, 2017 BRL (R$) tranche	Jun. 30, 2009 BRL (R$)
LOANS AND FINANCING
Notional value		R$ 13,178,457			R$ 16,207,120
Loans and financing		13,367,841			R$ 16,461,656
Banco do Brasil | Gerdau Aominas
LOANS AND FINANCING
Notional value				R$ 400,000
Citibank S.A. | Gerdau Aominas S.A. and Gerdau Aos Longos S.A
LOANS AND FINANCING
Notional value			R$ 400,000
FINAME/BNDES program
LOANS AND FINANCING
Loan amount guaranteed by asset being financed		R$ 90,500
Credit line with BNDES
LOANS AND FINANCING
Maximum borrowing capacity								R$ 1,500,000
Interest rate basis	TJLP
Adjustment to interest rate basis (as a percent)	2.16%	2.16%
Loans and financing		R$ 253,700
Senior Unsecured Global Working Capital Credit Agreement
LOANS AND FINANCING
Maximum borrowing capacity						$ 800	R$ 3,100,000
Number of tranches | tranche						2	2
Loans and financing	$ 50	R$ 193,700
Senior Unsecured Global Working Capital Credit Agreement | Gerdau's North American subsidiaries
LOANS AND FINANCING
Maximum borrowing capacity						$ 200	R$ 775,000
Senior Unsecured Global Working Capital Credit Agreement | Gerdau's Latin American subsidiaries
LOANS AND FINANCING
Maximum borrowing capacity						$ 600	R$ 2,325,000